FINANCIAL INSTRUMENTS 1 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012 broker_value	Jun. 30, 2012	Dec. 31, 2011
Number of independent broker valuations		3
Cash and cash equivalents, at carrying value	$ 58,003	$ 79,259	$ 48,770	$ 46,848
Restricted cash and cash equivalents, noncurrent	15,000	15,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Cash and cash equivalents, at carrying value	58,003	79,259
Restricted cash and cash equivalents, noncurrent	15,000	15,000
Total debt	95,000	111,678
Estimate of Fair Value, Fair Value Disclosure [Member]
Cash and cash equivalents, fair value disclosure	58,003	79,259
Restricted cash and investments, fair value disclosure	15,000	15,000
Total debt, fair value	$ 95,000	$ 111,678